Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating revenues
Total operating revenues	$ 885,767,000	$ 1,113,456,000	$ 1,203,181,000
Gain on sale of assets	9,188,000	34,185,000	9,788,000
Other operating income (expenses), net - related party	0	(413,000)	(2,008,000)
Operating expenses
Voyage expenses and commissions	246,161,000	278,550,000	252,865,000
Ship operating expenses (including related party amounts of $3,184, $4,916 and $9,313 for the years ended December 31, 2023, 2022 and 2021 respectively)	251,950,000	225,971,000	208,894,000
Charter hire expenses (including related party amounts of $31,484, $37,328 and $60,885 for the years ended December 31, 2023, 2022 and 2021 respectively)	42,225,000	57,406,000	89,559,000
Administrative expenses	18,679,000	20,375,000	18,149,000
Impairment loss on vessels	11,780,000	0	4,187,000
Depreciation	135,548,000	129,839,000	123,699,000
Total operating expenses	706,343,000	712,141,000	697,353,000
Net operating income	188,612,000	435,087,000	513,608,000
Other income (expenses)
Interest income	4,717,000	2,345,000	484,000
Interest expense (including related party amounts of nil, nil and $3,395 for the years ended December 31, 2023, 2022 and 2021 respectively)	(103,664,000)	(56,248,000)	(39,909,000)
Share of results of associated companies	12,316,000	40,793,000	24,482,000
Gain on derivatives	11,371,000	39,968,000	30,465,000
Gain (loss) on marketable equity securities	287,000	503,000	(2,000,000)
Other financial items	(830,000)	(222,000)	477,000
Net other income (expenses)	(75,803,000)	27,139,000	13,999,000
Net income before income taxes	112,809,000	462,226,000	527,607,000
Income tax expense	541,000	379,000	389,000
Net income	$ 112,268,000	$ 461,847,000	$ 527,218,000
Per share information:
Earnings per share : basic (in dollars per share)	$ 0.56	$ 2.30	$ 2.74
Earnings per share : diluted (in dollars per share)	$ 0.56	$ 2.29	$ 2.73
Time charter revenues
Operating revenues
Total operating revenues	$ 434,827,000	$ 593,795,000	$ 603,959,000
Voyage charter revenues
Operating revenues
Total operating revenues	446,666,000	518,398,000	597,812,000
Other revenues
Operating revenues
Total operating revenues	$ 4,274,000	$ 1,263,000	$ 1,410,000